Senior Secured Notes (Details)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Senior secured notes	$ 4,933,661
Senior Notes [Member]
Debt Instrument [Line Items]
Senior secured notes	8,350,000
Unamortized debt discount	(3,416,339)
Senior secured notes	$ 4,933,661